Trade payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	$ 4,096	$ 4,223
Accrued expenses	1,185	1,305
Total trade and other current payables	$ 5,281	$ 5,528